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                                ABN AMRO FUNDS

                     Supplement dated June 1, 2001 to each
                          Prospectus dated May 1, 2001

Common Shares and Investor Shares
Money Market Funds: Money Market Fund(US), Government Money Market Fund(US), Treasury Money Market Fund(US) and Tax-Exempt Money Market Fund(US)

U.S. Equity Funds: Value Fund(US), Growth Fund(US), Small Cap Fund(US) and Real Estate Fund(US)

International Funds: International Equity Fund(US), Europe Equity Growth Fund(US), Asian Tigers Fund(US) and Latin America Equity Fund(US)

Balanced Fund: Balanced Fund(US)

U.S. Fixed Income Funds: Fixed Income Fund(US) and Tax-Exempt Fixed Income Fund(US)

Institutional Shares and Institutional Service Shares
Money Market Funds: Institutional Prime Money Market Fund(US), Institutional Government Money Market Fund(US) and Institutional Treasury Money Market Fund(US)

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This supplement provides new and additional information beyond that contained in each Prospectus. This supplement should be retained and read in conjunction with each Prospectus, as applicable.

On April 23, 2001, the Board of Trustees of ABN AMRO Funds (the "Funds") approved an Agreement and Plan of Reorganization (the "Plan") to combine the Funds with certain Alleghany Funds. The Plan requires approval by the shareholders of each Fund, and will be submitted to shareholders for their consideration in upcoming months. To assist shareholders in considering the Plan, shareholders will receive a proxy statement and/or combined proxy statement/prospectus that describes the reorganization and each Alleghany Fund. If approved by shareholders, the reorganization is expected to be completed by August of 2001.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

   For more information, please call the ABN AMRO Funds or visit the website:
                  1-800-443-4725 - Common and Investor Shares
        1-888-838-5132 - Institutional and Institutional Service Shares

                            www.abnamrofunds-usa.com
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ABN-A-051-01